Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2017	2018

Prepaid expenses	$2,659	$3,712
Government authorities	4,900	2,053
Related parties	314	303
Other	770	961

	$8,643	$7,029